Taxation - Schedule of Reconciliation Statutory Income Tax Rate (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Reconciliation Statutory Income Tax Rate [Abstract]
Statutory income tax rate in PRC	25.00%	25.00%
Tax effect of non-deductible items	(0.20%)	(0.30%)
Tax effect of fair value change of derivative warrant liability		1.60%
Tax effect of fair value change of convertible notes	(1.20%)
Tax effect of share-based compensation	(19.00%)
Tax effect of income tax rate differences in jurisdictions other than the PRC	(4.50%)	(22.70%)
Change in valuation allowance	(0.20%)	(3.60%)
Effective tax rate	(0.10%)